United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Hermes Index Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/24

Date of Reporting Period: Six months ended 04/30/24

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2024

Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Hermes Mid-Cap Index Fund
Fund Established 1992

A Portfolio of Federated Hermes Index Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2023 through April 30, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2024, the Fund’s sector composition1 for its equity securities investments was as follows:
Sector Composition	Percentage of Total Net Assets
Industrials	21.5%
Financials	15.8%
Consumer Discretionary	14.9%
Information Technology	9.2%
Health Care	8.1%
Real Estate	7.0%
Materials	6.8%
Energy	5.6%
Consumer Staples	4.5%
Utilities	3.6%
Communication Services	1.5%
Securities Lending Collateral[2]	0.4%
Cash Equivalents[3]	1.4%
Derivative Contracts[4]	0.0%
Other Assets and Liabilities—Net[5]	(0.3%)
TOTAL[6]	100%

1
Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other
Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investment in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400® Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the
Fund’s effective total exposure to the S&P 400 is effectively 100%.

Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2024 (unaudited)
Shares			Value
	[1]	COMMON STOCKS— 98.5%
		Communication Services— 1.5%
25,662	[2]	Frontier Communications Parent, Inc.	$593,819
14,737		Iridium Communications, Inc.	453,752
21,383		New York Times Co., Class A	920,110
3,734		Nexstar Media Group, Inc., Class A	597,664
23,697		Tegna, Inc.	323,227
5,122		TKO Group Holdings, Inc.	484,900
5,530	[2]	Ziff Davis, Inc.	277,108
34,538	[2]	ZoomInfo Technologies, Inc.	547,773
		TOTAL	4,198,353
		Consumer Discretionary— 14.9%
10,967	[2]	Adient PLC	327,584
28,083		Aramark	884,895
7,887		Autoliv, Inc.	944,784
3,051	[2]	AutoNation, Inc.	491,669
18,506		Block (H&R), Inc.	874,038
8,142		Boyd Gaming Corp.	435,678
7,940		Brunswick Corp.	640,282
7,048	[2]	Burlington Stores, Inc.	1,268,217
9,802	[2]	Capri Holdings Ltd.	347,775
3,728		Carter’s, Inc.	255,033
1,593	[3]	Choice Hotels International, Inc.	188,388
6,252		Churchill Downs, Inc.	806,508
3,447		Columbia Sportswear Co.	274,485
6,919	[2]	Crocs, Inc.	860,516
6,293		Dick’s Sporting Goods, Inc.	1,264,515
3,956	[2]	Duolingo, Inc.	893,067
6,240	[2]	Five Below, Inc.	913,162
12,010	[2]	Floor & Decor Holdings, Inc.	1,325,063
19,808	[2,3]	GameStop Corp.	219,671
30,032		Gap (The), Inc.	616,257
29,782		Gentex Corp.	1,021,523
19,676	[2]	Goodyear Tire & Rubber Co.	235,325
355		Graham Holdings Co.	248,986
4,362	[2]	Grand Canyon Education, Inc.	567,147
14,712		Harley-Davidson, Inc.	505,946
3,855	[2]	Helen of Troy Ltd.	357,397
8,521	[2]	Hilton Grand Vacations, Inc.	354,814
Semi-Annual Shareholder Report
2

Shares			Value
	[1]	COMMON STOCKS— continued
		Consumer Discretionary— continued
4,788		Hyatt Hotels Corp.	$712,407
10,275		KB HOME	665,409
6,506		Lear Corp.	818,910
16,291		Leggett and Platt, Inc.	294,378
11,381	[2]	Light & Wonder, Inc.	1,015,868
2,529		Lithia Motors, Inc.	643,327
36,986		Macy’s, Inc.	681,652
2,173		Marriott Vacations Worldwide Corp.	208,847
46,507	[2]	Mattel, Inc.	852,008
2,025		Murphy USA, Inc.	837,986
12,399		Nordstrom, Inc.	235,705
6,417	[2]	Ollie’s Bargain Outlet Holdings, Inc.	469,339
8,512	[2]	Penn Entertainment, Inc.	140,788
2,343		Penske Automotive Group, Inc.	358,268
9,911	[2]	Planet Fitness, Inc.	593,074
4,272		Polaris, Inc., Class A	363,804
6,368		PVH Corp.	692,838
1,789	[2]	RH	441,972
15,923		Service Corp. International	1,141,838
14,287	[2]	Skechers USA, Inc., Class A	943,656
11,361	[2]	Taylor Morrison Home Corp.	636,330
18,500		Tempur Sealy International, Inc.	926,110
7,188		Texas Roadhouse, Inc.	1,155,687
20,036		The Wendy’s Co.	400,520
6,176		Thor Industries, Inc.	614,018
11,276		Toll Brothers, Inc.	1,343,084
3,844	[2]	TopBuild Corp.	1,555,552
8,645		Travel + Leisure Co.	376,403
10,877	[2]	Under Armour, Inc., Class A	73,202
10,758	[2]	Under Armour, Inc., Class C	70,142
4,325		Vail Resorts, Inc.	819,025
10,974	[2]	Valvoline, Inc.	466,615
1,800	[2]	Visteon Corp.	199,134
4,710		Whirlpool Corp.	446,791
7,591		Williams-Sonoma, Inc.	2,176,947
3,167		Wingstop, Inc.	1,218,630
11,009		Wyndham Hotels & Resorts, Inc.	809,272
10,371	[2]	YETI Holdings, Inc.	370,452
		TOTAL	42,892,713
		Consumer Staples— 4.5%
13,982	[2]	Bellring Brands, Inc.	771,387
Semi-Annual Shareholder Report
3

Shares			Value
	[1]	COMMON STOCKS— continued
		Consumer Staples— continued
12,773	[2]	BJ’s Wholesale Club Holdings, Inc.	$953,888
4,002		Casey’s General Stores, Inc.	1,278,959
14,835	[2]	Celsius Holdings, Inc.	1,057,290
689		Coca-Cola Bottling Co.	569,114
39,479	[2]	Coty, Inc. - CL A	451,640
18,279	[2]	Darling Ingredients, Inc.	774,481
5,987	[2]	e.l.f. Beauty, Inc.	973,067
22,502		Flowers Foods, Inc.	561,200
12,046	[2]	Grocery Outlet Holding Corp.	312,835
6,952		Ingredion, Inc.	796,630
2,105		Lancaster Colony Corp.	401,655
16,806	[2]	Performance Food Group Co.	1,140,791
173	[2]	Pilgrim’s Pride Corp.	6,231
5,285	[2]	Post Holdings, Inc.	561,003
10,762	[2]	Sprouts Farmers Market, Inc.	710,615
1,138	[2]	The Boston Beer Co., Inc., Class A	316,831
27,662	[2]	US Foods Holding Corp.	1,390,015
		TOTAL	13,027,632
		Energy— 5.6%
35,468		Antero Midstream Corp.	490,877
32,309	[2]	Antero Resources Corp.	1,098,829
20,476		ChampionX Corp.	687,379
12,623	[3]	Chesapeake Energy Corp.	1,134,555
4,384		Chord Energy Corp.	775,880
9,890		Civitas Resources, Inc.	711,685
10,075	[2]	CNX Resources Corp.	236,964
8,229		DT Midstream, Inc.	511,844
58,338		Equitrans Midstream Corp.	789,313
19,709		HF Sinclair Corp.	1,069,213
12,673		Matador Resources Co.	789,528
16,689		Murphy Oil Corp.	744,997
35,790		NOV, Inc.	661,757
28,479		Ovintiv, Inc.	1,461,542
11,862		PBF Energy, Inc.	631,889
49,137		Permian Resources Corp.	823,045
27,553		Range Resources Corp.	989,428
142,003	[2]	Southwestern Energy Co.	1,063,603
4,908	[2]	Valaris Ltd.	319,315
9,268	[2]	Weatherford International PLC	1,145,710
		TOTAL	16,137,353
Semi-Annual Shareholder Report
4

Shares			Value
	[1]	COMMON STOCKS— continued
		Financials— 15.8%
3,555		Affiliated Managers Group	$554,936
30,755		Ally Financial, Inc.	1,179,454
6,987		American Financial Group, Inc.	892,589
56,727		Annaly Capital Management, Inc.	1,063,064
17,867		Associated Banc-Corp.	376,458
15,046		Bank OZK	671,804
7,705	[2]	Brighthouse Financial, Inc.	371,766
14,800		Cadence Bank	409,516
20,717		Carlyle Group LP/The	928,122
12,632		CNO Financial Group, Inc.	332,601
15,224		Columbia Banking Systems, Inc.	286,363
12,519		Commerce Bancshares, Inc.	684,539
7,365		Cullen Frost Bankers, Inc.	768,464
17,502		East West Bancorp, Inc.	1,303,724
33,842		Equitable Holdings, Inc.	1,249,108
2,402		Erie Indemnity Co.	919,149
11,253		Essent Group Ltd.	596,071
4,575	[2]	Euronet Worldwide, Inc.	469,761
3,677		Evercore, Inc., Class A	667,375
9,524		Federated Hermes, Inc.	312,863
27,979		Fidelity National Financial, Inc.	1,384,960
11,658		First American Financial Corp.	624,519
9,394		First Financial Bankshares, Inc.	277,687
63,689		First Horizon Corp.	950,240
2,861		FirstCash Holdings, Inc.	323,236
41,810		FNB Corp. (PA)	557,745
13,014		Glacier Bancorp, Inc.	470,847
12,954		Hancock Whitney Corp.	587,982
3,731		Hanover Insurance Group, Inc.	484,358
19,458		Home BancShares, Inc.	460,765
4,594		Houlihan Lokey, Inc.	585,689
10,483		Interactive Brokers Group, Inc., Class A	1,206,803
5,350		International Bancshares Corp.	297,728
19,248		Janus Henderson Group PLC	600,923
18,729		Jefferies Financial Group, Inc.	806,471
6,188		Kemper Corp.	360,822
2,147		Kinsale Capital Group, Inc.	779,898
2,100	[2]	Marex Group PLC	40,446
36,971		MGIC Investment Corp.	749,772
2,784		Morningstar, Inc.	786,898
41,283		New York Community Bancorp, Inc.	109,400
Semi-Annual Shareholder Report
5

Shares			Value
	[1]	COMMON STOCKS— continued
		Financials— continued
34,110		Old National Bancorp	$564,179
33,757		Old Republic International Corp.	1,007,984
8,042		Pinnacle Financial Partners, Inc.	616,821
3,752		Primerica, Inc.	794,899
10,265		Prosperity Bancshares, Inc.	636,122
7,123		Reinsurance Group of America	1,331,930
5,214		RenaissanceRe Holdings Ltd.	1,143,169
4,239		RLI Corp.	599,183
10,595		SEI Investments Co.	698,740
8,095		Selective Insurance Group, Inc.	822,857
22,951		SLM Corp.	486,332
8,462		South State Corp.	640,573
34,323		Starwood Property Trust, Inc.	651,107
13,229		Stifel Financial Corp.	1,057,262
16,912		Synovus Financial Corp.	605,280
2,734	[2]	Texas Capital Bancshares, Inc.	156,932
6,645		UMB Financial Corp.	529,341
19,217		United Bankshares, Inc.	623,784
22,875		Unum Group	1,159,762
50,952		Valley National Bancorp	357,174
11,791		VOYA Financial, Inc.	803,675
19,602		Webster Financial Corp. Waterbury	859,156
49,550		Western Union Co.	665,952
4,597	[2]	WEX, Inc.	971,162
6,465		Wintrust Financial Corp.	624,778
17,090		Zions Bancorporation, N.A.	696,930
		TOTAL	45,590,000
		Health Care— 8.1%
9,820	[2]	Acadia Healthcare Co., Inc.	726,091
3,294	[2]	Amedisys, Inc.	303,213
14,738	[2]	Arrowhead Pharmaceuticals, Inc.	333,374
6,647	[2]	Azenta, Inc.	348,702
9,930		Bruker Corp.	774,639
1,619		Chemed Corp.	919,592
8,568	[2]	Cytokinetics, Inc.	525,390
23,411		Dentsply Sirona, Inc.	702,564
14,530	[2]	Doximity, Inc.	352,934
12,994		Encompass Health Corp.	1,083,440
5,546	[2]	Enovis Corp.	306,306
20,277	[2]	Envista Holdings Corp.	399,051
32,215	[2]	Exelixis, Inc.	755,764
Semi-Annual Shareholder Report
6

Shares			Value
	[1]	COMMON STOCKS— continued
		Health Care— continued
13,300	[2]	Globus Medical, Inc.	$662,207
5,992	[2]	Haemonetics Corp.	550,964
11,054	[2]	Halozyme Therapeutics, Inc.	421,157
11,237	[2]	HealthEquity, Inc.	886,712
8,341	[2]	Integra Lifesciences Corp.	243,307
8,174	[2]	Jazz Pharmaceuticals PLC	905,270
5,154	[2]	Lantheus Holdings, Inc.	342,947
6,515	[2]	LivaNova PLC	363,211
3,812	[2]	Masimo Corp.	512,371
2,932	[2]	Medpace Holdings, Inc.	1,138,642
12,303	[2]	Neogen Corp.	151,696
10,784	[2]	Neurocrine Biosciences, Inc.	1,483,231
18,659	[2]	Option Care Health, Inc.	557,718
4,248	[2]	Penumbra, Inc.	834,605
15,903		Perrigo Co. PLC	519,392
13,286	[2]	Progyny, Inc.	425,949
2,423	[2]	QuidelOrtho Corp.	98,253
23,880	[2]	R1 RCM, Inc.	293,485
5,885	[2]	Repligen Corp.	966,317
37,316	[2]	Roivant Sciences Ltd.	406,744
4,184	[2]	Shockwave Medical, Inc.	1,381,515
15,772	[2]	Sotera Health Topco, Inc.	176,646
12,660	[2]	Tenet Healthcare Corp.	1,421,591
5,312	[2]	United Therapeutics Corp.	1,244,761
		TOTAL	23,519,751
		Industrials— 21.5%
3,259		Acuity Brands, Inc.	809,210
8,434		Advanced Drainage System, Inc.	1,324,138
14,784		AECOM	1,365,450
5,621		AGCO Corp.	641,862
4,117		Applied Industrial Technologies, Inc.	754,440
6,644	[2]	ASGN, Inc.	640,814
699		Avis Budget Group, Inc.	66,720
6,695		Brinks Co. (The)	585,545
9,818		BWX Technologies, Inc.	940,270
2,384	[2]	CACI International, Inc., Class A	958,916
5,761		Carlisle Cos., Inc.	2,236,708
3,636	[2]	Chart Industries, Inc.	523,802
6,321	[2]	Clean Harbors, Inc.	1,197,513
3,838		Comfort Systems USA, Inc.	1,187,516
5,656		Concentrix Corp.	309,214
Semi-Annual Shareholder Report
7

Shares			Value
	[1]	COMMON STOCKS— continued
		Industrials— continued
21,712	[2]	Core & Main, Inc.	$1,226,077
5,174		Crane Co.	724,412
4,104		Curtiss Wright Corp.	1,040,036
12,872		Donaldson Co., Inc.	929,358
5,108		EMCOR Group, Inc.	1,824,424
4,782		EnerSys, Inc.	432,532
5,966		ESAB Corp.	631,680
19,157	[2]	Exlservice Holding, Inc.	555,553
4,083		Exponent, Inc.	375,269
13,840		Flowserve Corp.	652,694
15,072	[2]	Fluor Corp.	607,854
15,751		Fortune Brands Innovations, Inc.	1,151,398
3,903	[2]	FTI Consulting, Inc.	834,578
2,822		GATX Corp.	345,300
17,377		Genpact Ltd.	534,169
20,189		Graco, Inc.	1,619,158
13,715	[2]	GXO Logistics, Inc.	681,087
9,698		Hexcel Corp.	622,709
2,445		Insperity, Inc.	251,664
10,206		ITT Corp.	1,320,044
15,389		KBR, Inc.	999,362
6,202	[2]	Kirby Corp.	676,824
18,353		Knight-Swift Transportation Holdings, Inc.	848,459
3,813		Landstar System, Inc.	665,025
3,476		Lennox International, Inc.	1,610,848
6,202		Lincoln Electric Holdings	1,361,525
3,396		Manpower, Inc.	256,228
7,019	[2]	MasTec, Inc.	622,515
6,393		Maximus, Inc.	513,230
23,768		MDU Resources Group, Inc.	587,070
4,981	[2]	Middleby Corp.	692,210
3,925		MSA Safety, Inc.	708,070
6,541		MSC Industrial Direct Co.	596,801
18,669		nVent Electric PLC	1,345,475
7,478		OshKosh Truck Corp.	839,555
9,634		Owens Corning, Inc.	1,620,535
4,964	[2]	Paylocity Corp.	770,214
3,313	[2]	RBC Bearings, Inc.	810,194
7,492		Regal Rexnord Corp.	1,208,984
6,173		Ryder System, Inc.	752,180
3,178	[2]	Saia, Inc.	1,261,126
Semi-Annual Shareholder Report
8

Shares			Value
	[1]	COMMON STOCKS— continued
		Industrials— continued
5,549		Science Applications International Corp.	$714,156
12,645		Sensata Technologies Holdings	484,430
4,567		Simpson Manufacturing Co., Inc.	794,156
10,121	[2]	Stericycle, Inc.	452,712
7,896		Terex Corp.	442,571
5,745		Tetra Tech, Inc.	1,118,666
7,508		Timken Co.	669,864
9,900		Toro Co.	867,141
13,517	[2]	Trex Co., Inc.	1,196,930
8,094		UFP Industries, Inc.	912,194
2,444		Valmont Industries, Inc.	500,531
3,092		Watsco, Inc.	1,384,350
2,881		Watts Industries, Inc., Class A	571,763
6,249		Werner Enterprises, Inc.	213,716
5,033		WESCO International, Inc.	768,791
6,462		Woodward, Inc.	1,049,170
12,592	[2]	XPO, Inc.	1,353,136
		TOTAL	62,142,821
		Information Technology— 9.2%
2,818	[2]	Allegro MicroSystems, Inc.	83,666
10,485		Amkor Technology, Inc.	339,190
2,260	[2]	AppFolio, Inc.	512,523
6,181	[2]	Arrow Electronics, Inc.	789,128
2,370	[2]	Aspen Technology, Inc.	466,582
6,944		Avnet, Inc.	339,353
4,942		Belden, Inc.	401,636
4,874	[2]	Blackbaud, Inc.	379,782
18,891	[2]	Ciena Corp.	873,331
5,637	[2]	Cirrus Logic, Inc.	499,269
19,725		Cognex Corp.	819,376
15,073	[2]	Coherent Corp.	823,438
4,534	[2]	CommVault Systems, Inc.	464,599
4,851		Crane NXT Co.	294,989
6,226		Dolby Laboratories, Class A	483,511
34,261	[2]	Dropbox, Inc.	793,485
25,869	[2]	Dynatrace Holdings LLC	1,172,124
15,309	[2]	GoDaddy, Inc.	1,873,515
3,597	[2]	IPG Photonics Corp.	302,076
18,886	[2]	Kyndryl Holdings, Inc.	371,299
15,624	[2]	Lattice Semiconductor Corp.	1,071,806
2,876		Littelfuse, Inc.	663,321
Semi-Annual Shareholder Report
9

Shares			Value
	[1]	COMMON STOCKS— continued
		Information Technology— continued
4,325	[2]	Lumentum Holdings, Inc.	$189,262
5,729	[2]	MA-COM Technology Solutions Holdings, Inc.	584,072
7,376	[2]	Manhattan Associates, Inc.	1,519,899
8,121		MKS Instruments, Inc.	966,237
4,125	[2]	Novanta, Inc.	645,563
6,246	[2]	Onto Innovation Inc.	1,158,571
6,692		Power Integrations, Inc.	446,490
35,651	[2]	Pure Storage, Inc., Class A	1,796,810
3,891	[2]	Qualys, Inc.	637,774
12,349	[2]	Rambus, Inc.	676,972
3,739	[2]	Silicon Laboratories, Inc.	454,251
4,632	[2]	Synaptics, Inc.	416,695
8,337		TD SYNNEX Corp.	982,432
11,568	[2]	Teradata Corp.	429,173
4,632		Universal Display Corp.	731,763
7,430		Vishay Intertechnology, Inc.	171,930
20,425		Vontier Corp.	829,868
8,353	[2]	Wolfspeed, Inc.	225,782
		TOTAL	26,681,543
		Materials— 6.8%
15,729		Alcoa Corp.	552,717
7,088		AptarGroup, Inc.	1,023,365
82,109	[2]	Arcadium Lithium PLC	361,279
5,233		Ashland, Inc.	498,862
10,779		Avient Corp.	457,245
23,441	[2]	Axalta Coating Systems Ltd.	736,985
13,284		Berry Global Group, Inc.	752,406
5,790		Cabot Corp.	528,222
17,480		Chemours Co./The	467,590
62,381	[2]	Cleveland-Cliffs, Inc.	1,054,239
13,399		Commercial Metals Corp.	720,062
13,596		Crown Holdings, Inc.	1,115,824
3,690		Eagle Materials, Inc.	925,120
28,615		Graphic Packaging Holding Co.	739,698
2,806		Greif, Inc., Class A	171,952
5,869	[2]	Knife River Corp.	458,897
7,133		Louisiana-Pacific Corp.	522,064
7,367	[2,3]	MP Materials Corp.	117,872
995		NewMarket Corp.	524,285
13,778		Olin Corp.	720,314
6,258		Reliance, Inc.	1,781,778
Semi-Annual Shareholder Report
10

Shares			Value
	[1]	COMMON STOCKS— continued
		Materials— continued
8,549		Royal Gold, Inc.	$1,026,991
15,482		RPM International, Inc.	1,655,181
5,074		Scotts Miracle-Gro Co.	347,772
9,006		Silgan Holdings, Inc.	420,220
10,313		Sonoco Products Co.	578,044
20,942		United States Steel Corp.	764,383
4,551		Westlake Corp.	670,635
		TOTAL	19,694,002
		Real Estate— 7.0%
8,469		Agree Realty Corp.	484,596
35,927		American Homes 4 Rent	1,286,187
12,158		Apartment Income REIT Corp.	466,624
31,897		Brixmor Property Group, Inc.	704,924
18,382		Corporate Office Properties Trust	440,617
23,033		Cousins Properties, Inc.	528,377
24,829		Cubesmart	1,004,085
5,108		EastGroup Properties, Inc.	793,579
11,790		EPR Properties	478,556
20,507		Equity Lifestyle Properties, Inc.	1,236,367
15,160		First Industrial Realty Trust	688,567
28,858		Gaming and Leisure Properties, Inc.	1,233,102
44,302		Healthcare Realty Trust, Inc.	630,417
26,656		Independence Realty Trust	420,365
5,099	[2]	Jones Lang LaSalle, Inc.	921,389
12,633		Kilroy Realty Corp.	426,995
25,623		Kite Realty Group Trust	558,581
9,426		Lamar Advertising Co., Class A	1,092,002
9,318		National Storage Affiliates Trust	326,503
19,454		NNN REIT, Inc.	788,471
26,160		Omega Healthcare Investors, Inc.	795,526
31,668		Park Hotels & Resorts, Inc.	510,805
5,541		PotlatchDeltic Corp.	221,695
14,204		Rayonier, Inc.	421,291
20,486		Rexford Industrial Realty, Inc.	877,006
24,292		Sabra Health Care REIT, Inc.	338,145
19,283		STAG Industrial, Inc.	663,142
23,473		Vornado Realty Trust, LP	611,002
21,556		WP Carey, Inc.	1,182,131
		TOTAL	20,131,047
		Utilities— 3.6%
5,846		Allete, Inc.	346,200
Semi-Annual Shareholder Report
11

Shares			Value
	[1]	COMMON STOCKS— continued
		Utilities— continued
10,266		Black Hills Corp.	$563,603
28,576		Essential Utilities, Inc.	1,045,310
3,986		IDACORP, Inc.	377,793
10,743		National Fuel Gas Co.	570,453
11,550		New Jersey Resources Corp.	504,620
7,363		Northwestern Energy Group, Inc.	371,390
21,660		OGE Energy Corp.	750,519
6,596		ONE Gas, Inc.	425,574
3,676		Ormat Technologies, Inc.	234,639
10,269		PNM Resources, Inc.	380,569
7,630		Portland General Electric Co.	329,845
6,641		Southwest Gas Holdings, Inc.	495,552
5,889		Spire, Inc.	363,881
29,098		UGI Corp.	743,745
39,001		Vistra Corp.	2,957,836
		TOTAL	10,461,529
		TOTAL COMMON STOCKS (IDENTIFIED COST $170,190,817)	284,476,744
		INVESTMENT COMPANIES— 1.8%
979,632		Federated Hermes Government Obligations Fund, Premier Shares, 5.22%[4]	979,632
4,137,350		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[4]	4,137,350
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,114,726)	5,116,982
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $175,305,543)[5]	289,593,726
		OTHER ASSETS AND LIABILITIES - NET—(0.3%)[6]	(926,430)
		TOTAL NET ASSETS—100%	$288,667,296
At April 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
S&P MidCap 400 E-Mini Index, Long Futures	15	$4,315,800	June 2024	$(129,978)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
12

Transactions with affiliates, which are either the parent company of the Adviser or investment companies which are funds managed by the Manager or an affiliate of the Manager, during the period ended April 30, 2024, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$343,882	$2,105,070	$11,154,428	$13,603,380
Purchases at Cost	$—	$12,433,902	$46,743,132	$59,177,034
Proceeds from Sales	$(46,300)	$(13,559,340)	$(53,761,282)	$(67,366,922)
Change in Unrealized Appreciation/ Depreciation	$(4,234)	$—	$(1,255)	$(5,489)
Net Realized Gain/(Loss)	$19,515	$—	$2,327	$21,842
Value as of 4/30/2024	$312,863	$979,632	$4,137,350	$5,429,845
Shares Held as of 4/30/2024	9,524	979,632	4,137,350	5,126,506
Dividend Income	$6,075	$47,155	$258,630	$311,860

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is
$4,315,800 at April 30, 2024, which represents 1.5% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap
400 Index is 100%.

2	Non-income-producing security.
3	All or a portion of this securities is temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
13

As of April 30, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
LP	—Limited Partnership
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.72	$16.77	$23.51	$18.35	$20.69	$23.69
Income From Investment Operations:
Net investment income[1]	0.12	0.21	0.21	0.21	0.20	0.26
Net realized and unrealized gain (loss)	3.00	(0.32)	(2.53)	7.99	(0.44)	1.37
TOTAL FROM INVESTMENT OPERATIONS	3.12	(0.11)	(2.32)	8.20	(0.24)	1.63
Less Distributions:
Distributions from net investment income	(0.13)	(0.23)	(0.20)	(0.18)	(0.22)	(0.27)
Distributions from net realized gain	(1.62)	(1.71)	(4.22)	(2.86)	(1.88)	(4.36)
TOTAL DISTRIBUTIONS	(1.75)	(1.94)	(4.42)	(3.04)	(2.10)	(4.63)
Net Asset Value, End of Period	$16.09	$14.72	$16.77	$23.51	$18.35	$20.69
Total Return[2]	22.24%	(0.99)%	(11.85)%	48.88%	(1.41)%	8.63%
Ratios to Average Net Assets:
Net expenses[3]	0.31%[4,5]	0.31%[5]	0.31%	0.31%	0.31%	0.31%
Net investment income	1.50%[4]	1.35%	1.17%	0.96%	1.22%	1.31%
Expense waiver/reimbursement[6]	0.20%[4]	0.17%	0.15%	0.14%	0.15%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,015	$38,699	$82,356	$109,614	$87,376	$161,149
Portfolio turnover[7]	15%	34%	32%	31%	34%	31%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.31% and 0.31% for the six months ended April 30, 2024 and for the year ended October 31, 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.74	$16.80	$23.54	$18.37	$20.70	$23.71
Income From Investment Operations:
Net investment income[1]	0.10	0.17	0.16	0.15	0.17	0.21
Net realized and unrealized gain (loss)	3.02	(0.33)	(2.53)	8.00	(0.45)	1.36
TOTAL FROM INVESTMENT OPERATIONS	3.12	(0.16)	(2.37)	8.15	(0.28)	1.57
Less Distributions:
Distributions from net investment income	(0.12)	(0.19)	(0.15)	(0.12)	(0.17)	(0.22)
Distributions from net realized gain	(1.62)	(1.71)	(4.22)	(2.86)	(1.88)	(4.36)
TOTAL DISTRIBUTIONS	(1.74)	(1.90)	(4.37)	(2.98)	(2.05)	(4.58)
Net Asset Value, End of Period	$16.12	$14.74	$16.80	$23.54	$18.37	$20.70
Total Return[2]	22.13%	(1.31)%	(12.06)%	48.52%	(1.63)%	8.32%
Ratios to Average Net Assets:
Net expenses[3]	0.56%[4,5]	0.56%[5]	0.56%	0.56%	0.56%	0.56%
Net investment income	1.26%[4]	1.06%	0.92%	0.71%	0.95%	1.08%
Expense waiver/reimbursement[6]	0.18%[4]	0.16%	0.14%	0.13%	0.13%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$206,951	$189,138	$224,874	$306,048	$251,645	$336,868
Portfolio turnover[7]	15%	34%	32%	31%	34%	31%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.56% and 0.56% for the six months ended April 30, 2024 and for the year ended October 31, 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.75	$16.80	$23.55	$18.38	$20.71	$23.72
Income From Investment Operations:
Net investment income[1]	0.12	0.21	0.20	0.21	0.22	0.26
Net realized and unrealized gain (loss)	3.02	(0.32)	(2.53)	8.00	(0.45)	1.36
TOTAL FROM INVESTMENT OPERATIONS	3.14	(0.11)	(2.33)	8.21	(0.23)	1.62
Less Distributions:
Distributions from net investment income	(0.14)	(0.23)	(0.20)	(0.18)	(0.22)	(0.27)
Distributions from net realized gain	(1.62)	(1.71)	(4.22)	(2.86)	(1.88)	(4.36)
TOTAL DISTRIBUTIONS	(1.76)	(1.94)	(4.42)	(3.04)	(2.10)	(4.63)
Net Asset Value, End of Period	$16.13	$14.75	$16.80	$23.55	$18.38	$20.71
Total Return[2]	22.27%	(0.98)%	(11.87)%	48.87%	(1.35)%	8.59%
Ratios to Average Net Assets:
Net expenses[3]	0.30%[4,5]	0.30%[5]	0.30%	0.30%	0.30%	0.30%
Net investment income	1.53%[4]	1.30%	1.19%	0.96%	1.21%	1.34%
Expense waiver/reimbursement[6]	0.15%[4]	0.13%	0.11%	0.10%	0.11%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,702	$45,559	$43,205	$48,011	$37,590	$53,991
Portfolio turnover[7]	15%	34%	32%	31%	34%	31%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.30% and 0.30% for the six months ended April 30, 2024 and for the year ended October 31, 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $934,328 of securities loaned and $5,429,845 of investment in affiliated holdings* (identified cost $175,305,543, including $5,307,397 of identified cost in affiliated holdings)	$289,593,726
Cash	15,100
Due from broker (Note 2)	226,500
Income receivable	99,596
Receivable for shares sold	75,043
Receivable for investments sold	31,242
Income receivable from affiliated holdings	28,535
Total Assets	290,069,742
Liabilities:
Payable for collateral due to broker for securities lending (Note 2)	$979,632
Payable for shares redeemed	131,107
Payable for portfolio accounting fees	101,058
Payable for variation margin on futures contracts	78,750
Payable for other service fees (Notes 2 and 5)	47,064
Payable for investments purchased	32,810
Payable for custodian fees	21,491
Payable for management fee (Note 5)	3,834
Payable for Directors’/Trustees’ fees (Note 5)	797
Accrued expenses (Note 5)	5,903
TOTAL LIABILITIES	1,402,446
Net assets for 17,910,432 shares outstanding	$288,667,296
Net Assets Consist of:
Paid-in capital	$152,650,555
Total distributable earnings (loss)	136,016,741
TOTAL NET ASSETS	$288,667,296
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($44,015,010 ÷ 2,735,810 shares outstanding) no par value, unlimited shares authorized	$16.09
Service Shares:
Net asset value per share ($206,950,552 ÷ 12,837,086 shares outstanding) no par value, unlimited shares authorized	$16.12
Class R6 Shares:
Net asset value per share ($37,701,734 ÷ 2,337,536 shares outstanding) no par value, unlimited shares authorized	$16.13

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Dividends (including $264,705 received from affiliated holdings*)	$2,694,790
Net income on securities loaned (includes $47,155 earned from an affiliated holding* related to cash collateral balances) (Note 2)	4,740
TOTAL INCOME	2,699,530
Expenses:
Management fee (Note 5)	$444,333
Custodian fees	14,855
Transfer agent fees (Note 2)	87,114
Directors’/Trustees’ fees (Note 5)	2,276
Auditing fees	14,981
Legal fees	5,962
Other service fees (Notes 2 and 5)	256,160
Portfolio accounting fees	69,055
Share registration costs	25,813
Printing and postage	12,609
Commitment fees	4,925
Miscellaneous (Note 5)	46,089
TOTAL EXPENSES	984,172
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of management fee (Note 5)	(219,850)
Reimbursement of other operating expenses (Notes 2 and 5)	(41,853)
Reduction of custodian fees (Note 6)	(192)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION	(261,895)
Net expenses	722,277
Net investment income	1,977,253
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $21,842 on sales of investments in affiliated holdings*) and foreign currency transactions	22,691,166
Net realized gain on futures contracts	1,704,662
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(5,489) of investments in affiliated holdings*)	31,453,527
Net change in unrealized depreciation of futures contracts	298,019
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	56,147,374
Change in net assets resulting from operations	$58,124,627

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,977,253	$3,742,029
Net realized gain	24,395,828	35,417,790
Net change in unrealized appreciation/depreciation	31,751,546	(39,860,537)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	58,124,627	(700,718)
Distributions to Shareholders:
Institutional Shares	(4,373,885)	(9,127,954)
Service Shares	(21,325,350)	(23,992,734)
Class R6 Shares	(5,352,483)	(5,079,950)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,051,718)	(38,200,638)
Share Transactions:
Proceeds from sale of shares	18,420,227	42,005,852
Net asset value of shares issued to shareholders in payment of distributions declared	30,174,729	37,035,652
Cost of shares redeemed	(60,397,315)	(117,178,338)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,802,359)	(38,136,834)
Change in net assets	15,270,550	(77,038,190)
Net Assets:
Beginning of period	273,396,746	350,434,936
End of period	$288,667,296	$273,396,746
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
22

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report
23

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver, reimbursements and reduction of $261,895 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Transfer Agent Fees
For the six months ended April 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$16,954	$(10,244)
Service Shares	65,423	(31,609)
Class R6 Shares	4,737	—
TOTAL	$87,114	$(41,853)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the six months ended April 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$256,160
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
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The average notional value of long futures contracts held by the Fund throughout the period was $10,525,890. This is based on amounts held as of each month-end throughout the six month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. The chart below
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identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$934,328	$979,632
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin on futures contracts	$129,978*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$1,704,662

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$298,019
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could materially differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	387,543	$6,109,269	552,159	$8,799,724
Shares issued to shareholders in payment of distributions declared	284,055	4,244,728	567,280	8,712,063
Shares redeemed	(565,272)	(9,005,463)	(3,401,262)	(52,786,454)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	106,326	$1,348,534	(2,281,823)	$(35,274,667)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	408,998	$6,524,575	1,166,770	$18,522,846
Shares issued to shareholders in payment of distributions declared	1,402,104	20,976,747	1,521,800	23,418,724
Shares redeemed	(1,801,337)	(28,450,923)	(3,250,082)	(52,498,478)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	9,765	$(949,601)	(561,512)	$(10,556,908)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	365,525	$5,786,383	939,003	$14,683,282
Shares issued to shareholders in payment of distributions declared	330,854	4,953,254	318,535	4,904,865
Shares redeemed	(1,447,207)	(22,940,929)	(740,297)	(11,893,406)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(750,828)	$(12,201,292)	517,241	$7,694,741
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(634,737)	$(11,802,359)	(2,326,094)	$(38,136,834)
4. FEDERAL TAX INFORMATION
At April 30, 2024, the cost of investments for federal tax purposes was $175,305,543. The net unrealized appreciation of investments for federal tax purposes was $114,158,205. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $122,346,139 and unrealized depreciation from investments for those securities having an excess of cost over value of $8,187,934. The amounts presented are inclusive of derivative contracts.
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5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2024, the Manager voluntarily waived $212,930 of its fee and reimbursed $41,853 of transfer agent fees.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2024, the Manager reimbursed $6,920.
Other Service Fees
For the six months ended April 30, 2024, FSSC received $7,051 of other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.56% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended April 30, 2024, the Fund’s expenses were offset by $192 under these arrangements.
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7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2024, were as follows:
Purchases	$43,894,812
Sales	$75,258,249
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2024, the Fund had no outstanding loans. During the six months ended April 30, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
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these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000.00	$1,222.40	$1.71
Service Shares	$1,000.00	$1,221.30	$3.09
Class R6 Shares	$1,000.00	$1,222.70	$1.66
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000.00	$1,023.32	$1.56
Service Shares	$1,000.00	$1,022.08	$2.82
Class R6 Shares	$1,000.00	$1,023.37	$1.51

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.31%
Service Shares	0.56%
Class R6 Shares	0.30%
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Evaluation and Approval of Advisory Contract–May 2023
FEDERATED HERMES MID-CAP INDEX FUND (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
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other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
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security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Index Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Mid-Cap Index Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Mid-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
3042108 (6/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2024

Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Hermes Max-Cap Index Fund
Fund Established 1990

A Portfolio of Federated Hermes Index Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2023 through April 30, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2024, the Fund’s sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	28.4%
Financials	12.8%
Health Care	12.1%
Consumer Discretionary	10.0%
Communication Services	8.9%
Industrials	8.5%
Consumer Staples	6.1%
Energy	4.0%
Materials	2.4%
Utilities	2.3%
Real Estate	2.1%
Cash Equivalents[2]	2.4%
Derivative Contracts[3]	(0.1)%
Other Assets and Liabilities—Net[4]	0.1%
TOTAL[5]	100%

1
Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the
Manager does not have access to the classification made by the GICS.

2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s 500 (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the
Fund’s effective total exposure to the S&P 500 Index is 100.0%.

Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2024 (unaudited)
Shares			Value
	[1]	COMMON STOCKS— 97.6%
		Communication Services— 8.9%
28,752	[2]	Alphabet, Inc., Class A	$4,680,251
24,083	[2]	Alphabet, Inc., Class C	3,965,025
33,560		AT&T, Inc.	566,828
551	[2]	Charter Communications, Inc.	141,023
19,774		Comcast Corp., Class A	753,587
1,963		Electronic Arts, Inc.	248,948
970	[2]	Match Group, Inc.	29,895
10,920		Meta Platforms, Inc.	4,697,456
2,072	[2]	Netflix, Inc.	1,140,926
1,446		News Corp., Inc., Class A	34,415
169		News Corp., Inc., Class B	4,147
1,619		Paramount Global, Class B	18,441
625	[2]	Take-Two Interactive Software, Inc.	89,256
2,671		T-Mobile USA, Inc.	438,498
19,932		Verizon Communications, Inc.	787,115
8,933		Walt Disney Co.	992,456
23,124	[2]	Warner Bros. Discovery, Inc.	170,193
		TOTAL	18,758,460
		Consumer Discretionary— 10.0%
2,215	[2]	Airbnb, Inc.	351,233
45,073	[2]	Amazon.com, Inc.	7,887,775
1,634	[2]	Aptiv PLC	116,014
91	[2]	AutoZone, Inc.	269,032
965		Bath & Body Works, Inc.	43,830
676		Best Buy Co., Inc.	49,781
200		Booking Holdings, Inc.	690,406
702		BorgWarner, Inc.	23,005
892	[2]	Caesars Entertainment Corp.	31,951
11,393	[2]	Carnival Corp.	168,844
141	[2]	Chipotle Mexican Grill, Inc.	445,504
1,593		D. R. Horton, Inc.	226,987
704		Darden Restaurants, Inc.	108,001
102	[2]	Deckers Outdoor Corp.	83,484
156		Domino’s Pizza, Inc.	82,566
2,123		eBay, Inc.	109,419
2,142	[2]	Etsy, Inc.	147,091
481	[2]	Expedia Group, Inc.	64,757
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS— continued
		Consumer Discretionary— continued
27,696		Ford Motor Co.	$336,506
1,460		Garmin Ltd.	210,926
5,084		General Motors Co.	226,391
544		Genuine Parts Co.	85,522
475		Hasbro, Inc.	29,118
1,253		Hilton Worldwide Holdings, Inc.	247,192
4,900		Home Depot, Inc.	1,637,678
3,805		Las Vegas Sands Corp.	168,790
1,160		Lennar Corp., Class A	175,879
893		LKQ Corp.	38,515
2,885		Lowe’s Cos., Inc.	657,751
567	[2]	Lululemon Athletica Inc.	204,460
1,179		Marriott International, Inc., Class A	278,397
3,157		McDonald’s Corp.	861,987
77	[2]	Mohawk Industries, Inc.	8,880
4,875		Nike, Inc., Class B	449,768
983	[2]	Norwegian Cruise Line Holdings Ltd.	18,598
2	[2]	NVR, Inc.	14,878
193	[2]	O’Reilly Automotive, Inc.	195,559
454		Pool Corp.	164,589
841		Pulte Group, Inc.	93,704
75		Ralph Lauren Corp.	12,273
1,494		Ross Stores, Inc.	193,548
985	[2]	Royal Caribbean Cruises, Ltd.	137,536
5,739		Starbucks Corp.	507,844
672		Tapestry, Inc.	26,826
12,837	[2]	Tesla, Inc.	2,352,765
5,759		TJX Cos., Inc.	541,864
609		Tractor Supply Co.	166,306
50	[2]	Ulta Beauty, Inc.	20,242
256		Wynn Resorts Ltd.	23,462
601		Yum! Brands, Inc.	84,891
		TOTAL	21,072,325
		Consumer Staples— 6.1%
8,107		Altria Group, Inc.	355,168
2,957		Archer-Daniels-Midland Co.	173,458
1,631		Bunge Global Sa	165,971
500		Campbell Soup Co.	22,855
998		Church and Dwight, Inc.	107,674
1,297		Clorox Co.	191,787
3,769		Colgate-Palmolive Co.	346,446
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS— continued
		Consumer Staples— continued
1,712		Conagra Brands, Inc.	$52,695
1,186		Constellation Brands, Inc., Class A	300,604
2,188		Costco Wholesale Corp.	1,581,705
1,208		Dollar General Corp.	168,141
880	[2]	Dollar Tree, Inc.	104,060
446		Estee Lauder Cos., Inc., Class A	65,433
3,084		General Mills, Inc.	217,299
837		Hershey Foods Corp.	162,311
2,034		Hormel Foods Corp.	72,329
886		Kellanova	51,264
9,435		Kenvue, Inc.	177,567
1,443		Keurig Dr Pepper, Inc.	48,629
1,808		Kimberly-Clark Corp.	246,846
3,267		Kraft Heinz Co./The	126,139
3,217		Kroger Co.	178,157
2,770		McCormick & Co., Inc.	210,686
2,496		Molson Coors Beverage Company, Class B	142,921
6,655		Mondelez International, Inc.	478,761
3,944	[2]	Monster Beverage Corp.	210,807
6,816		PepsiCo, Inc.	1,199,003
6,436		Philip Morris International, Inc.	611,034
11,581		Procter & Gamble Co.	1,890,019
344		Smucker (J.M.) Co.	39,508
2,160		Sysco Corp.	160,531
2,887		Target Corp.	464,749
19,284		The Coca-Cola Co.	1,191,173
1,018		Tyson Foods, Inc., Class A	61,742
21,177		WalMart Inc.	1,256,855
		TOTAL	12,834,327
		Energy— 4.0%
5,529		Baker Hughes a GE Co. LLC	180,356
7,766		Chevron Corp.	1,252,423
5,909		ConocoPhillips	742,289
4,073		Coterra Energy, Inc., Class A	111,437
5,315		Devon Energy Corp.	272,022
760		Diamondback Energy, Inc.	152,859
3,008		EOG Resources, Inc.	397,447
2,304		EQT Corp.	92,367
18,382		Exxon Mobil Corp.	2,174,039
1,536		Halliburton Co.	57,554
1,479		Hess Corp.	232,928
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS— continued
		Energy— continued
8,214		Kinder Morgan, Inc.	$150,152
3,649		Marathon Oil Corp.	97,976
2,347		Marathon Petroleum Corp.	426,497
3,489		Occidental Petroleum Corp.	230,762
2,562		ONEOK, Inc.	202,705
2,774		Phillips 66	397,264
1,067		Pioneer Natural Resources, Inc.	287,364
7,341		Schlumberger Ltd.	348,551
886		Targa Resources, Inc.	101,057
1,525		Valero Energy Corp.	243,802
8,771		Williams Cos., Inc.	336,456
		TOTAL	8,488,307
		Financials— 12.8%
2,383		Aflac, Inc.	199,338
1,146		Allstate Corp.	194,889
2,721		American Express Co.	636,796
3,139		American International Group, Inc.	236,398
742		Ameriprise Financial, Inc.	305,548
1,040		Aon PLC	293,290
1,663	[2]	Arch Capital Group Ltd.	155,557
837		Assurant, Inc.	145,973
30,560		Bank of America Corp.	1,131,026
5,626		Bank of New York Mellon Corp.	317,813
740		Berkley, W. R. Corp.	56,958
8,906	[2]	Berkshire Hathaway, Inc., Class B	3,533,277
707		BlackRock, Inc.	533,530
3,467		Blackstone, Inc.	404,287
1,032		Brown & Brown	84,149
1,700		Capital One Financial Corp.	243,831
1,094		Cboe Global Markets, Inc.	198,178
7,558		Charles Schwab Corp.	558,914
2,054		Chubb Ltd.	510,706
8,893		Citigroup, Inc.	545,408
5,439		Citizens Financial Group, Inc.	185,524
1,273		CME Group, Inc.	266,872
2,775		Comerica, Inc.	139,222
2,066		Discover Financial Services	261,824
2,575		Fidelity National Information Services, Inc.	174,894
2,721		Fifth Third Bancorp	99,208
3,622	[2]	Fiserv, Inc.	552,971
683		Franklin Resources, Inc.	15,600
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS— continued
		Financials— continued
643		Gallagher (Arthur J.) & Co.	$150,906
1,108		Global Payments, Inc.	136,029
1,323		Globe Life, Inc.	100,773
1,533		Goldman Sachs Group, Inc.	654,146
2,515		Hartford Financial Services Group, Inc.	243,678
272		Henry Jack & Associates, Inc.	44,252
5,438		Huntington Bancshares, Inc.	73,250
2,631		Intercontinental Exchange, Inc.	338,767
821		Invesco Ltd.	11,634
14,181		JPMorgan Chase & Co.	2,719,065
610		Loews Corp.	45,841
659		M&T Bank Corp.	95,153
1,500	[2]	Marex Group PLC	28,890
2,496		Marsh & McLennan Cos., Inc.	497,777
4,059		Mastercard, Inc.	1,831,421
2,695		MetLife, Inc.	191,561
492		Moody’s Corp.	182,202
6,333		Morgan Stanley	575,290
423		MSCI, Inc., Class A	197,029
736		Northern Trust Corp.	60,639
5,500	[2]	PayPal Holdings, Inc.	373,560
1,851		PNC Financial Services Group, Inc.	283,684
903		Principal Financial Group, Inc.	71,463
2,328		Progressive Corp., OH	484,806
2,698		Prudential Financial, Inc.	298,075
803		Raymond James Financial, Inc.	97,966
4,764		Regions Financial Corp.	91,802
1,613		S&P Global, Inc.	670,734
2,932		State Street Corp.	212,541
4,411		Synchrony Financial	193,996
175		T. Rowe Price Group, Inc.	19,175
1,016		The Travelers Cos., Inc.	215,554
6,787		Truist Financial Corp.	254,852
5,095		U.S. Bancorp	207,010
7,770		Visa, Inc., Class A	2,087,100
17,881		Wells Fargo & Co.	1,060,701
422		Willis Towers Watson PLC	105,981
		TOTAL	26,889,284
		Health Care— 12.1%
7,564		Abbott Laboratories	801,557
8,611		AbbVie, Inc.	1,400,493
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS— continued
		Health Care— continued
2,150		Agilent Technologies, Inc.	$294,636
678	[2]	Align Technology, Inc.	191,454
2,526		Amgen, Inc.	691,972
1,971		Baxter International, Inc.	79,569
1,495		Becton Dickinson & Co.	350,727
801	[2]	Biogen, Inc.	172,071
165	[2]	Bio-Rad Laboratories, Inc., Class A	44,509
7,201	[2]	Boston Scientific Corp.	517,536
10,133		Bristol-Myers Squibb Co.	445,244
2,140		Cardinal Health, Inc.	220,506
509	[2]	Catalent, Inc.	28,428
1,248		Cencora, Inc.	298,334
3,983	[2]	Centene Corp.	290,998
169	[2]	Charles River Laboratories International, Inc.	38,701
4,749		CVS Health Corp.	321,555
3,283		Danaher Corp.	809,653
1,035	[2]	Davita, Inc.	143,875
2,038	[2]	Dexcom, Inc.	259,621
1,825	[2]	Edwards Lifesciences Corp.	154,523
1,102		Elevance Health, Inc.	582,495
3,853		Eli Lilly & Co.	3,009,578
1,870		GE HealthCare Technologies, Inc.	142,569
7,480		Gilead Sciences, Inc.	487,696
899		HCA Healthcare, Inc.	278,528
666	[2]	Henry Schein, Inc.	46,140
535		Humana, Inc.	161,618
600	[2]	IDEXX Laboratories, Inc.	295,656
1,594	[2]	Illumina, Inc.	196,142
1,125	[2]	Incyte Genomics, Inc.	58,556
465	[2]	Insulet Corp.	79,952
1,441	[2]	Intuitive Surgical, Inc.	534,063
805	[2]	IQVIA Holdings, Inc.	186,575
11,847		Johnson & Johnson	1,712,958
313		Laboratory Corp. of America Holdings	63,029
679		McKesson Corp.	364,766
6,720		Medtronic PLC	539,213
13,204		Merck & Co., Inc.	1,706,221
121	[2]	Mettler-Toledo International, Inc.	148,794
598	[2]	Moderna, Inc.	65,965
541	[2]	Molina Healthcare, Inc.	185,076
28,226		Pfizer, Inc.	723,150
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS— continued
		Health Care— continued
541		Quest Diagnostics, Inc.	$74,755
511	[2]	Regeneron Pharmaceuticals, Inc.	455,127
825		ResMed, Inc.	176,542
927	[2]	Solventum Corp.	60,264
572		STERIS PLC	117,008
1,705		Stryker Corp.	573,732
132		Teleflex, Inc.	27,555
1,363		The Cigna Group	486,646
1,701		Thermo Fisher Scientific, Inc.	967,393
4,464		UnitedHealth Group, Inc.	2,159,237
175		Universal Health Services, Inc., Class B	29,825
1,238	[2]	Vertex Pharmaceuticals, Inc.	486,299
14,733		Viatris, Inc.	170,461
329		West Pharmaceutical Services, Inc.	117,611
181		Zimmer Biomet Holdings, Inc.	21,771
2,113		Zoetis, Inc.	336,474
		TOTAL	25,385,402
		Industrials— 8.5%
3,709		3M Co.	357,956
266		Allegion PLC	32,335
10,699	[2]	American Airlines Group, Inc.	144,543
1,082		Ametek, Inc.	188,982
2,086		Automatic Data Processing, Inc.	504,583
411	[2]	Axon Enterprise, Inc.	128,914
2,907	[2]	Boeing Co.	487,911
1,100		Broadridge Financial Solutions	212,751
1,138	[2]	Builders Firstsource, Inc.	208,049
848		C.H. Robinson Worldwide, Inc.	60,208
4,433		Carrier Global Corp.	272,585
2,170		Caterpillar, Inc.	726,017
252		Cintas Corp.	165,902
4,625	[2]	Copart, Inc.	251,184
9,769		CSX Corp.	324,526
1,016		Cummins, Inc.	287,010
636	[2]	Dayforce, Inc.	39,031
1,323		Deere & Co.	517,835
2,628		Delta Air Lines, Inc.	131,584
561		Dover Corp.	100,587
1,873		Eaton Corp. PLC	596,101
1,830		Emerson Electric Co.	197,237
518		Equifax, Inc.	114,058
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS— continued
		Industrials— continued
1,592		Expeditors International Washington, Inc.	$177,206
2,600		Fastenal Co.	176,644
1,037		FedEx Corp.	271,466
1,462		Fortive Corp.	110,045
5,170		GE Aerospace	836,609
1,292	[2]	GE Vernova Inc.	198,593
1,056	[2]	Generac Holdings, Inc.	143,574
1,181		General Dynamics Corp.	339,053
2,673		Honeywell International, Inc.	515,167
1,713		Howmet Aerospace, Inc.	114,343
209		Hubbell, Inc.	77,439
311		Hunt (J.B.) Transportation Services, Inc.	50,559
134		Huntington Ingalls Industries, Inc.	37,109
426		IDEX Corp.	93,916
1,403		Illinois Tool Works, Inc.	342,486
3,125		Ingersoll-Rand, Inc.	291,625
690		Jacobs Solutions, Inc.	99,036
3,607		Johnson Controls International PLC	234,708
430		L3Harris Technologies, Inc.	92,042
505		Leidos Holdings, Inc.	70,811
1,095		Lockheed Martin Corp.	509,098
2,492		Masco Corp.	170,577
662		Nordson Corp.	170,922
693		Norfolk Southern Corp.	159,612
458		Northrop Grumman Corp.	222,144
970		Old Dominion Freight Lines, Inc.	176,259
906		Otis Worldwide Corp.	82,627
2,363		PACCAR, Inc.	250,738
586		Parker-Hannifin Corp.	319,317
694		Paychex, Inc.	82,454
2,109		Pentair PLC	166,801
691		Quanta Services, Inc.	178,665
882		Republic Services, Inc.	169,079
1,842		Robert Half, Inc.	127,356
633		Rockwell Automation, Inc.	171,518
1,517		Rollins, Inc.	67,598
5,311		RTX Corp	539,173
355		Smith (A.O.) Corp.	29,408
261		Snap-On, Inc.	69,938
2,156		Southwest Airlines Co.	55,927
1,920		Stanley Black & Decker, Inc.	175,488
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS— continued
		Industrials— continued
1,182		Textron Inc.	$99,985
1,035		Trane Technologies PLC	328,447
182		Transdigm Group, Inc.	227,141
9,744	[2]	Uber Technologies, Inc.	645,735
3,053		Union Pacific Corp.	724,049
2,837		United Parcel Service, Inc.	418,401
296		United Rentals, Inc.	197,725
896		Veralto Corp.	83,937
1,157		Verisk Analytics, Inc.	252,180
109		W.W. Grainger, Inc.	100,427
723		Wabtec Corp.	116,461
1,711		Waste Management, Inc.	355,922
1,009		Xylem, Inc.	131,876
		TOTAL	17,899,305
		Information Technology— 28.4%
3,107		Accenture PLC	934,927
2,192	[2]	Adobe, Inc.	1,014,523
7,751	[2]	Advanced Micro Devices, Inc.	1,227,603
541	[2]	Akamai Technologies, Inc.	54,603
2,727		Amphenol Corp., Class A	329,340
1,872		Analog Devices, Inc.	375,542
105	[2]	Ansys, Inc.	34,112
70,761		Apple, Inc.	12,052,721
4,573		Applied Materials, Inc.	908,427
1,596	[2]	Arista Networks, Inc.	409,470
1,027	[2]	Autodesk, Inc.	218,597
2,125		Broadcom, Inc.	2,763,074
1,382	[2]	Cadence Design Systems, Inc.	380,921
604		CDW Corp.	146,083
19,650		Cisco Systems, Inc.	923,157
2,148		Cognizant Technology Solutions Corp.	141,081
505		Corning, Inc.	16,857
840	[2]	Enphase Energy, Inc.	91,358
348	[2]	EPAM Systems, Inc.	81,871
176	[2]	F5, Inc.	29,095
33	[2]	Fair Isaac & Co., Inc.	37,400
4,647	[2]	Fortinet Inc.	293,598
376	[2]	Gartner, Inc., Class A	155,134
2,074		Gen Digital, Inc.	41,770
12,324		Hewlett Packard Enterprise Co.	209,508
4,682		HP, Inc.	131,517
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS— continued
		Information Technology— continued
4,996		IBM Corp.	$830,335
20,084		Intel Corp.	611,960
1,330		Intuit, Inc.	832,075
478		Jabil, Inc.	56,098
4,449		Juniper Networks, Inc.	154,914
1,546	[2]	Keysight Technologies, Inc.	228,715
628		KLA Corp.	432,874
752		Lam Research Corp.	672,596
2,866		Microchip Technology, Inc.	263,615
5,404		Micron Technology, Inc.	610,436
35,913		Microsoft Corp.	13,982,008
385		Monolithic Power Systems	257,692
501		Motorola Solutions, Inc.	169,914
797		NetApp, Inc.	81,461
12,140		NVIDIA Corp.	10,489,203
1,211		NXP Semiconductors NV	310,246
717	[2]	ON Semiconductor Corp.	50,305
7,927		Oracle Corp.	901,696
1,461	[2]	Palo Alto Networks, Inc.	424,990
468	[2]	PTC, Inc.	83,042
285	[2]	Qorvo, Inc.	33,299
5,556		Qualcomm, Inc.	921,463
541		Roper Technologies, Inc.	276,700
5,057		Salesforce, Inc.	1,360,030
703		Seagate Technology Holdings PLC	60,395
1,133	[2]	ServiceNow, Inc.	785,543
856		Skyworks Solutions, Inc.	91,241
218	[2]	Super Micro Computer, Inc.	187,218
554	[2]	Synopsys, Inc.	293,947
1,352		TE Connectivity Ltd.	191,281
280	[2]	Teledyne Technologies, Inc.	106,814
542		Teradyne, Inc.	63,045
3,811		Texas Instruments, Inc.	672,337
873	[2]	Trimble, Inc.	52,441
238	[2]	Tyler Technologies, Inc.	109,849
		TOTAL	59,652,067
		Materials— 2.4%
653		Air Products & Chemicals, Inc.	154,330
4,804		Amcor PLC	42,948
295		Avery Dennison Corp.	64,098
3,160		Ball Corp.	219,841
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS— continued
		Materials— continued
354		Celanese Corp.	$54,378
989		CF Industries Holdings, Inc.	78,101
3,796		Corteva, Inc.	205,477
3,051		Dow, Inc	173,602
2,378		DuPont de Nemours, Inc.	172,405
1,703		Ecolab, Inc.	385,133
4,979		Freeport-McMoRan, Inc.	248,651
2,531		International Flavors & Fragrances, Inc.	214,249
1,103		International Paper Co.	38,539
2,404		Linde PLC	1,060,068
2,297		LyondellBasell Industries N.V.	229,631
266		Martin Marietta Materials	156,161
2,255		Mosaic Co./The	70,784
6,223		Newmont Corp.	252,903
1,238		Nucor Corp.	208,640
1,007		Packaging Corp. of America	174,191
996		PPG Industries, Inc.	128,484
1,083		Sherwin-Williams Co.	324,478
667		Steel Dynamics, Inc.	86,790
569		Vulcan Materials Co.	146,591
812		WestRock Co.	38,944
		TOTAL	4,929,417
		Real Estate— 2.1%
812		Alexandria Real Estate Equities, Inc.	94,086
2,374		American Tower Corp.	407,283
806		Avalonbay Communities, Inc.	152,793
367		Boston Properties, Inc.	22,714
1,673	[2]	CBRE Group, Inc.	145,367
2,227	[2]	CoStar Group, Inc.	203,837
2,309		Crown Castle, Inc.	216,538
1,327		Digital Realty Trust, Inc.	184,161
578		Equinix, Inc.	411,022
2,017		Equity Residential Properties Trust	129,895
235		Essex Property Trust, Inc.	57,869
289		Extra Space Storage, Inc.	38,807
146		Federal Realty Investment Trust	15,209
4,689		Healthpeak Properties, Inc.	87,262
8,519		Host Hotels & Resorts, Inc.	160,754
3,402		Invitation Homes, Inc.	116,348
1,158		Iron Mountain, Inc.	89,768
2,123		Kimco Realty Corp.	39,552
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS— continued
		Real Estate— continued
4,657		ProLogis Inc.	$475,247
1,145		Public Storage	297,070
2,012		Realty Income Corp.	107,723
445		Regency Centers Corp.	26,353
1,011		SBA Communications, Corp.	188,167
2,290		Simon Property Group, Inc.	321,814
1,465		Ventas, Inc.	64,870
1,387		VICI Properties, Inc.	39,599
2,464		Welltower, Inc.	234,770
4,165		Weyerhaeuser Co.	125,658
		TOTAL	4,454,536
		Utilities— 2.3%
1,679		Alliant Energy Corp.	83,614
1,574		Ameren Corp.	116,271
2,816		American Electric Power Co., Inc.	242,260
1,835		American Water Works Co., Inc.	224,457
1,649		Atmos Energy Corp.	194,417
6,841		CenterPoint Energy, Inc.	199,347
1,072		CMS Energy Corp.	64,974
494		Consolidated Edison Co.	46,634
916		Constellation Energy Corp.	170,321
1,864		Dominion Energy, Inc.	95,027
911		DTE Energy Co.	100,502
3,973		Duke Energy Corp.	390,387
1,770		Edison International	125,776
824		Entergy Corp.	87,896
848		Evergy, Inc.	44,478
5,419		Exelon Corp.	203,646
11,750		NextEra Energy, Inc.	786,897
1,214		NiSource, Inc.	33,822
767		NRG Energy, Inc.	55,738
9,082		P G & E Corp.	155,393
255		Pinnacle West Capital Corp.	18,781
2,796		PPL Corp.	76,778
4,068		Public Service Enterprises Group, Inc.	281,017
3,362		Sempra Energy	240,820
5,611		Southern Co.	412,409
1,797		WEC Energy Group, Inc.	148,504
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS— continued
		Utilities— continued
4,712		Xcel Energy, Inc.	$253,176
		TOTAL	4,853,342
		TOTAL COMMON STOCKS (IDENTIFIED COST $49,009,357)	205,216,772
		INVESTMENT COMPANY— 2.4%
4,933,646		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[3] (IDENTIFIED COST $4,932,805)	4,933,646
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $53,942,162)[4]	210,150,418
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	28,554
		TOTAL NET ASSETS—100%	$210,178,972
At April 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
S&P 500 E-Mini Index Long Futures	20	$5,067,000	June 2024	$(160,995)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended April 30, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2023	$8,771,701
Purchases at Cost	$18,510,288
Proceeds from Sales	$(22,348,907)
Change in Unrealized Appreciation/Depreciation	$(261)
Net Realized Gain/(Loss)	$825
Value as of 4/30/2024	$4,933,646
Shares Held as of 4/30/2024	4,933,646
Dividend Income	$191,587
Semi-Annual Shareholder Report

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $5,067,000 at
April 30, 2024, which represents 2.4% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.0%.

2	Non-income-producing security.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.01	$7.52	$10.48	$9.21	$9.91	$12.74
Income From Investment Operations:
Net investment income[1]	0.01	0.02	0.01	0.00[2]	0.04	0.06
Net realized and unrealized gain (loss)	1.28	0.55	(1.42)	3.28	0.68	1.03
TOTAL FROM INVESTMENT OPERATIONS	1.29	0.57	(1.41)	3.28	0.72	1.09
Less Distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.02)	(0.02)	(0.05)	(0.06)
Distributions from net realized gain	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)	(3.86)
TOTAL DISTRIBUTIONS	(1.54)	(1.08)	(1.55)	(2.01)	(1.42)	(3.92)
Net Asset Value, End of Period	$6.76	$7.01	$7.52	$10.48	$9.21	$9.91
Total Return[3]	20.18%	8.48%	(15.74)%	40.91%	8.04%	12.59%
Ratios to Average Net Assets:
Net expenses[4]	1.41%[5]	1.41%	1.41%	1.41%	1.42%[6]	1.41%
Net investment income	0.26%[5]	0.34%	0.10%	0.03%	0.46%	0.61%
Expense waiver/reimbursement[7]	0.17%[5]	0.18%	0.11%	0.10%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,675	$26,832	$26,374	$35,915	$30,451	$35,742
Portfolio turnover[8]	17%	32%	33%	33%	29%	32%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratio is 1.42% for the year ended October 31, 2020, after taking into account this expense reduction.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.31	$7.81	$10.81	$9.44	$10.12	$12.92
Income From Investment Operations:
Net investment income[1]	0.02	0.05	0.03	0.03	0.07	0.09
Net realized and unrealized gain (loss)	1.35	0.56	(1.47)	3.37	0.70	1.06
TOTAL FROM INVESTMENT OPERATIONS	1.37	0.61	(1.44)	3.40	0.77	1.15
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.03)	(0.04)	(0.08)	(0.09)
Distributions from net realized gain	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)	(3.86)
TOTAL DISTRIBUTIONS	(1.55)	(1.11)	(1.56)	(2.03)	(1.45)	(3.95)
Net Asset Value, End of Period	$7.13	$7.31	$7.81	$10.81	$9.44	$10.12
Total Return[2]	20.44%	8.75%	(15.48)%	41.28%	8.39%	13.00%
Ratios to Average Net Assets:
Net expenses[3]	1.09%[4]	1.10%	1.11%	1.10%	1.11%[5]	1.08%
Net investment income	0.57%[4]	0.65%	0.40%	0.34%	0.75%	0.94%
Expense waiver/reimbursement[6]	0.17%[4]	0.18%	0.13%	0.10%	0.12%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,187	$32,131	$32,551	$42,899	$35,879	$38,142
Portfolio turnover[7]	17%	32%	33%	33%	29%	32%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratio is 1.11% for the year ended October 31, 2020, after taking into account this expense reduction.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.59	$8.06	$11.10	$9.64	$10.31	$13.09
Income From Investment Operations:
Net investment income[1]	0.05	0.11	0.10	0.11	0.14	0.16
Net realized and unrealized gain (loss)	1.39	0.58	(1.51)	3.45	0.70	1.08
TOTAL FROM INVESTMENT OPERATIONS	1.44	0.69	(1.41)	3.56	0.84	1.24
Less Distributions:
Distributions from net investment income	(0.05)	(0.10)	(0.10)	(0.11)	(0.14)	(0.16)
Distributions from net realized gain	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)	(3.86)
TOTAL DISTRIBUTIONS	(1.57)	(1.16)	(1.63)	(2.10)	(1.51)	(4.02)
Net Asset Value, End of Period	$7.46	$7.59	$8.06	$11.10	$9.64	$10.31
Total Return[2]	20.76%	9.64%	(14.78)%	42.34%	9.16%	13.76%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%	0.36%	0.36%[5]	0.36%
Net investment income	1.30%[4]	1.43%	1.15%	1.07%	1.50%	1.66%
Expense waiver/reimbursement[6]	0.20%[4]	0.21%	0.15%	0.14%	0.16%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,472	$69,518	$115,854	$159,314	$119,545	$133,835
Portfolio turnover[7]	17%	32%	33%	33%	29%	32%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratio is 0.36% for the year ended October 31, 2020, after taking into account this expense reduction.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.35	$7.84	$10.85	$9.46	$10.14	$12.94
Income From Investment Operations:
Net investment income[1]	0.04	0.08	0.07	0.08	0.11	0.13
Net realized and unrealized gain (loss)	1.34	0.57	(1.48)	3.38	0.70	1.06
TOTAL FROM INVESTMENT OPERATIONS	1.38	0.65	(1.41)	3.46	0.81	1.19
Less Distributions:
Distributions from net investment income	(0.04)	(0.08)	(0.07)	(0.08)	(0.12)	(0.13)
Distributions from net realized gain	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)	(3.86)
TOTAL DISTRIBUTIONS	(1.56)	(1.14)	(1.60)	(2.07)	(1.49)	(3.99)
Net Asset Value, End of Period	$7.17	$7.35	$7.84	$10.85	$9.46	$10.14
Total Return[2]	20.56%	9.32%	(15.12)%	42.02%	8.87%	13.41%
Ratios to Average Net Assets:
Net expenses[3]	0.66%[4]	0.66%	0.66%	0.66%	0.66%[5]	0.66%
Net investment income	1.01%[4]	1.09%	0.85%	0.77%	1.23%	1.36%
Expense waiver/reimbursement[6]	0.46%[4]	0.47%	0.40%	0.39%	0.41%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$63,844	$58,899	$60,644	$90,795	$72,477	$107,852
Portfolio turnover[7]	17%	32%	33%	33%	29%	32%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratio is 0.66% for the year ended October 31, 2020, after taking into account this expense reduction.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at value including, $4,933,646 of investment in an affiliated holding* (identified cost $53,942,162, including $4,932,805 of identified cost in an affiliated holding)	$210,150,418
Cash	11,800
Due from broker (Note 2)	236,000
Income receivable	121,699
Receivable for shares sold	49,846
Income receivable from an affiliated holding	28,011
Prepaid expenses	9,139
Total Assets	210,606,913
Liabilities:
Payable for shares redeemed	$106,806
Payable for portfolio accounting fees	105,747
Payable for variation margin on futures contracts	68,200
Payable for distribution services fee (Note 5)	37,431
Payable for transfer agent fees (Note 2)	32,889
Payable for other service fees (Notes 2 and 5)	29,796
Payable for custodian fees	24,216
Payable for investments purchased	21,329
Payable for management fee (Note 5)	800
Payable for Directors’/Trustees’ fees (Note 5)	727
TOTAL LIABILITIES	427,941
Net assets for 29,154,511 shares outstanding	$210,178,972
Net Assets Consist of:
Paid-in capital	$44,029,204
Total distributable earnings (loss)	166,149,768
TOTAL NET ASSETS	$210,178,972
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class C Shares:
Net asset value per share ($29,675,284 ÷ 4,389,021 shares outstanding) no par value, unlimited shares authorized	$6.76
Offering price per share	$6.76
Redemption proceeds per share (99.00/100 of $6.76)	$6.69
Class R Shares:
Net asset value per share ($38,187,384 ÷ 5,352,450 shares outstanding) no par value, unlimited shares authorized	$7.13
Offering price per share	$7.13
Redemption proceeds per share	$7.13
Institutional Shares:
Net asset value per share ($78,471,966 ÷ 10,514,330 shares outstanding) no par value, unlimited shares authorized	$7.46
Offering price per share	$7.46
Redemption proceeds per share	$7.46
Service Shares:
Net asset value per share ($63,844,338 ÷ 8,898,710 shares outstanding) no par value, unlimited shares authorized	$7.17
Offering price per share	$7.17
Redemption proceeds per share	$7.17

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Dividends (including $191,587 received from an affiliated holding* and net of foreign taxes withheld of $367)	$1,742,681
Expenses:
Management fee (Note 5)	$312,938
Custodian fees	13,196
Transfer agent fees (Note 2)	122,186
Directors’/Trustees’ fees (Note 5)	2,032
Auditing fees	14,980
Legal fees	7,074
Distribution services fee (Note 5)	302,497
Other service fees (Notes 2 and 5)	117,936
Portfolio accounting fees	71,858
Share registration costs	30,865
Printing and postage	12,322
Miscellaneous (Note 5)	41,994
TOTAL EXPENSES	1,049,878
Waivers and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	(174,205)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(106,738)
TOTAL WAIVERS AND REIMBURSEMENTS	(280,943)
Net expenses	768,935
Net investment income	973,746
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $825 on sales of investments in an affiliated holding*)	9,682,225
Net realized gain on futures contracts	1,078,838
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(261) of investments in an affiliated holding*)	26,029,050
Net change in unrealized depreciation of futures contracts	278,689
Net realized and unrealized gain (loss) on investments and futures contracts	37,068,802
Change in net assets resulting from operations	$38,042,548

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$973,746	$2,076,111
Net realized gain	10,761,063	47,882,872
Net change in unrealized appreciation/depreciation	26,307,739	(33,392,351)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,042,548	16,566,632
Distributions to Shareholders:
Class C Shares	(5,861,537)	(3,760,942)
Class R Shares	(6,734,625)	(4,606,976)
Institutional Shares	(14,096,023)	(15,848,799)
Service Shares	(12,480,957)	(8,844,392)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,173,142)	(33,061,109)
Share Transactions:
Proceeds from sale of shares	17,956,082	23,350,803
Net asset value of shares issued to shareholders in payment of distributions declared	38,209,333	32,194,329
Cost of shares redeemed	(32,235,755)	(87,094,409)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,929,660	(31,549,277)
Change in net assets	22,799,066	(48,043,754)
Net Assets:
Beginning of period	187,379,906	235,423,660
End of period	$210,178,972	$187,379,906
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor’s 500 Index (S&P 500).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $280,943 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$13,404	$—
Class R Shares	50,350	(69)
Institutional Shares	29,541	(12,128)
Service Shares	28,891	(13,939)
TOTAL	$122,186	$(26,136)
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$37,335
Service Shares	80,601
TOTAL	$117,936
For the six months ended April 30, 2024, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk and maintain exposure to the S&P 500 Index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation
Semi-Annual Shareholder Report

margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $6,982,580. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Semi-Annual Shareholder Report

As of April 30, 2024, the Fund has no outstanding securities on loan.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin on futures contracts	$160,995*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$1,078,838

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$278,689
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	146,154	$980,259	286,316	$1,989,613
Shares issued to shareholders in payment of distributions declared	885,540	5,536,267	538,249	3,545,955
Shares redeemed	(472,241)	(3,195,355)	(503,239)	(3,547,201)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	559,453	$3,321,171	321,326	$1,988,367
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	584,698	$4,190,974	752,154	$5,572,803
Shares issued to shareholders in payment of distributions declared	1,018,947	6,729,722	668,588	4,603,943
Shares redeemed	(644,274)	(4,658,349)	(1,194,831)	(8,654,757)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	959,371	$6,262,347	225,911	$1,521,989
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,390,009	$10,657,140	1,374,880	$10,512,432
Shares issued to shareholders in payment of distributions declared	1,979,595	13,680,899	2,148,250	15,337,277
Shares redeemed	(2,020,384)	(15,367,032)	(8,735,430)	(62,549,393)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,349,220	$8,971,007	(5,212,300)	$(36,699,684)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	295,881	$2,127,709	713,026	$5,275,955
Shares issued to shareholders in payment of distributions declared	1,844,583	12,262,445	1,257,597	8,707,154
Shares redeemed	(1,259,920)	(9,015,019)	(1,688,209)	(12,343,058)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	880,544	$5,375,135	282,414	$1,640,051
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,748,588	$23,929,660	(4,382,649)	$(31,549,277)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At April 30, 2024, the cost of investments for federal tax purposes was $53,942,162. The net unrealized appreciation of investments for federal tax purposes was $156,047,261. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $157,380,128 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,332,867. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2024, the Manager voluntarily waived $168,973 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2024, the Manager reimbursed $5,232.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$112,119	$—
Class R Shares	92,080	—
Service Shares	98,298	(80,602)
TOTAL	$302,497	$(80,602)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2024, FSC retained $58,312 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2024, FSC retained $1,709 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2024, FSSC received $2,891 of other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.44%, 1.11%, 0.36% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2024, were as follows:
Purchases	$33,799,985
Sales	$42,379,510
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
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A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2024, the Fund had no outstanding loans. During the six months ended April 30, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000.00	$1,201.80	$7.72
Class R Shares	$1,000.00	$1,204.40	$5.97
Institutional Shares	$1,000.00	$1,207.60	$1.98
Service Shares	$1,000.00	$1,205.60	$3.62
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000.00	$1,017.85	$7.07
Class R Shares	$1,000.00	$1,019.44	$5.47
Institutional Shares	$1,000.00	$1,023.07	$1.81
Service Shares	$1,000.00	$1,021.58	$3.32

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class C Shares	1.41%
Class R Shares	1.09%
Institutional Shares	0.36%
Service Shares	0.66%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
federated HERMES max-cap index fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Semi-Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
Semi-Annual Shareholder Report

other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Semi-Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Index Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Max-Cap Index Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Max-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
2052905 (6/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Index Trust

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 21, 2024

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date June 21, 2024